Property, Plant and Equipment - Schedule of Reconciliation of Movements in Property, Plant and Equipment by Asset Category (Details) (20-F) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	$ 175,284
Additions during year	50,297
Disposals during year
Depreciation expense	(156,248)	$ (303,749)	$ (307,828)
Closing net carrying amount	69,333	175,284
Laboratory Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	95,992
Additions during year
Disposals during year
Depreciation expense	(55,480)
Closing net carrying amount	40,512	95,992
Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	46,342
Additions during year	47,714
Disposals during year
Depreciation expense	(66,416)
Closing net carrying amount	28,397	46,342
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	32,193
Additions during year	2,583
Disposals during year
Depreciation expense	(34,352)
Closing net carrying amount	$ 424	$ 32,193